23 Post-employment Benefits (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of defined benefit plans [line items]
Post-employment benefits
Management [member]
Disclosure of defined benefit plans [line items]
Post-employment benefits	1,116	R$ 1,541	R$ 1,725
Pension Plans [member] | Management [member]
Disclosure of defined benefit plans [line items]
Post-employment benefits	977	1,450	1,598
Healthcare Plan [member] | Management [member]
Disclosure of defined benefit plans [line items]
Post-employment benefits	139	91	127
Employees [member]
Disclosure of defined benefit plans [line items]
Post-employment benefits	227,518	236,785	242,025
Employees [member] | Pension Plans [member]
Disclosure of defined benefit plans [line items]
Post-employment benefits	57,977	60,754	67,457
Employees [member] | Healthcare Plan - Post Employment [member]
Disclosure of defined benefit plans [line items]
Post-employment benefits	94,349	99,577	97,866
Employees [member] | Healthcare Plan - Active Employees [member]
Disclosure of defined benefit plans [line items]
Post-employment benefits	R$ 75,192	R$ 76,454	R$ 76,702